Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Abstract]
Summary of Capital and Reserves - Reconciliation of Movement in Total Equity
(a) Share capital

	Ordinary shares of 25p each Number of shares	£m
Allotted and fully paid
1 January 2022	2,456,617,788	614.15
Changes during the year
– share option schemes	249,632	0.06
31 December 2022	2,456,867,420	614.21
Allotted and fully paid
1 January 2021	2,456,591,597	614.14
Changes during the year
– share option schemes	26,191	0.01
31 December 2021	2,456,617,788	614.15
Allotted and fully paid
1 January 2020	2,456,520,738	614.12
Changes during the year
– share option schemes	70,859	0.02
31 December 2020	2,456,591,597	614.14

Summary of Composition of Share Premium Account, Capital Redemption Reserves and Merger Reserves
(b) Share premium account, capital redemption reserves and merger reserves comprise:

	Share premium account £m	Capital redemption reserves £m	Merger reserves £m	Total £m
31 December 2022	113	101	26,414	26,628
31 December 2021	107	101	26,414	26,622
31 December 2020	103	101	26,414	26,618

Summary of Movements in Other Reserves and Retained Earnings
(c) Equity attributed to owners of the parent - movements in other reserves and retained earnings (which are after deducting treasury shares) comprise:

							Retained earnings
	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m
1 January 2022	(6,427)	(363)	6	179	573	(6,032)	(5,122)	49,334
Comprehensive income and expense
Profit for the year	—	—	—	—	—	—	—	6,666
Foreign currency translation and hedges of net investments in foreign operations
–differences on exchange from translation of foreign operations	8,920	—	—	—	—	8,920	—	—
– reclassified and reported in profit for the year	5	—	—	—	—	5	—	—
– net investment hedges - net fair value gains on derivatives	(578)	—	—	—	—	(578)	—	—
–net investment hedges - differences on exchange on borrowings	(21)	—	—	—	—	(21)	—	—
Cash flow hedges
– net fair value gains	—	81	—	—	—	81	—	—
– reclassified and reported in profit for the year	—	101	—	—	—	101	—	—
–tax on net fair value gains in respect of cash flow hedges (note 10(f))	—	(17)	—	—	—	(17)	—	—
Investments held at fair value
– net fair value gains	—	—	6	—	—	6	—	—
Associates - share of OCI, net of tax (note 9)	6	—	—	—	—	6	—	—
Retirement benefit schemes
– net actuarial gains (note 15)	—	—	—	—	—	—	—	316
– surplus recognition (note 15)	—	—	—	—	—	—	—	(39)
–tax on actuarial gains in respect of subsidiaries (note 10(f))	—	—	—	—	—	—	—	(95)
Associates - share of OCI, net of tax (note 9)	—	—	18	—	—	18	—	1
Other changes in equity
Cash flow hedges reclassified and reported in total assets	—	(129)	—	—	—	(129)	—	—
Employee share options
– value of employee services	—	—	—	—	—	—	—	81
– treasury shares used for share option schemes	—	—	—	—	—	—	14	(15)
Dividends and other appropriations
– ordinary shares	—	—	—	—	—	—	—	(4,915)
Purchase of own shares
– held in employee share ownership trusts	—	—	—	—	—	—	(80)	—
– share buy-back programme	—	—	—	—	—	—	(2,012)	—
Perpetual hybrid bonds
– coupons paid	—	—	—	—	—	—	—	(59)
– tax on coupons paid	—	—	—	—	—	—	—	11
Non-controlling interests - acquisitions (note 27(b))	—	—	—	—	—	—	—	(1)
Reclassification of equity related to assets held-for-sale	295	—	—	—	—	295	—	—
Other movements	—	—	—	—	—	—	84	(88)
31 December 2022	2,200	(327)	30	179	573	2,655	(7,116)	51,197

							Retained earnings
	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m
1 January 2021	(6,830)	(504)	(18)	179	573	(6,600)	(5,150)	47,191
Comprehensive income and expense
Profit for the year	—	—	—	—	—	—	—	6,801
Foreign currency translation and hedges of net investments in foreign operations
–differences on exchange from translation of foreign operations	31	—	—	—	—	31	—	—
– reclassified and reported in profit for the year	291	—	—	—	—	291	—	—
–net investment hedges – net fair value gains on derivatives	75	—	—	—	—	75	—	—
–net investment hedges – differences on exchange on borrowings	24	—	—	—	—	24	—	—
Cash flow hedges
– net fair value gains	—	95	—	—	—	95	—	—
– reclassified and reported in profit for the year	—	32	—	—	—	32	—	—
–tax on net fair value gains in respect of cash flow hedges (note 10(f))	—	(32)	—	—	—	(32)	—	—
Investments held at fair value
– net fair value gains	—	—	9	—	—	9	—	—
Associates – share of OCI, net of tax (note 9)	(18)	1	—	—	—	(17)	—	—
Retirement benefit schemes
– net actuarial gains (note 15)	—	—	—	—	—	—	—	382
– surplus recognition (note 15)	—	—	—	—	—	—	—	(1)
–tax on actuarial gains in respect of subsidiaries (note 10(f))	—	—	—	—	—	—	—	(82)
Associates - share of OCI, net of tax (note 9)	—	—	15	—	—	15	—	(1)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	—	45	—	—	—	45	—	—
Employee share options
– value of employee services	—	—	—	—	—	—	—	76
– treasury shares used for share option schemes	—	—	—	—	—	—	13	(17)
Dividends and other appropriations
– ordinary shares	—	—	—	—	—	—	—	(4,904)
Purchase of own shares
– held in employee share ownership trusts	—	—	—	—	—	—	(82)	—
Perpetual hybrid bonds
– coupons paid	—	—	—	—	—	—	—	(6)
– tax on coupons paid	—	—	—	—	—	—	—	1
Non-controlling interests – acquisitions (note 27(b))	—	—	—	—	—	—	—	(5)
Other movements	—	—	—	—	—	—	97	(101)
31 December 2021	(6,427)	(363)	6	179	573	(6,032)	(5,122)	49,334

							Retained earnings
	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m
1 January 2020	(3,974)	(346)	13	179	573	(3,555)	(5,261)	45,495
Comprehensive income and expense
Profit for the year	—	—	—	—	—	—	—	6,400
Foreign currency translation and hedges of net investments in foreign operations
–differences on exchange from translation of foreign operations	(2,582)	—	—	—	—	(2,582)	—	—
–net investment hedges – net fair value losses on derivatives	(16)	—	—	—	—	(16)	—	—
–net investment hedges – differences on exchange on borrowings	(163)	—	—	—	—	(163)	—	—
Cash flow hedges
– net fair value losses	—	(256)	—	—	—	(256)	—	—
– reclassified and reported in profit for the year	—	90	—	—	—	90	—	—
–tax on net fair value losses in respect of cash flow hedges (note 10(f))	—	44	—	—	—	44	—	—
Associates – share of OCI, net of tax (note 9)	(95)	(3)	—	—	—	(98)	—	—
Retirement benefit schemes
– net actuarial gains (note 15)	—	—	—	—	—	—	—	105
– surplus recognition (note 15)	—	—	—	—	—	—	—	10
–tax on actuarial gains in respect of subsidiaries (note 10(f))	—	—	—	—	—	—	—	(26)
Associates - share of OCI, net of tax (note 9)	—	—	(31)	—	—	(31)	—	(3)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	—	(33)	—	—	—	(33)	—	—
Employee share options
–value of employee services	—	—	—	—	—	—	—	88
–treasury shares used for share option schemes	—	—	—	—	—	—	9	(16)
Dividends and other appropriations
–ordinary shares	—	—	—	—	—	—	—	(4,747)
Purchase of own shares
–held in employee share ownership trusts	—	—	—	—	—	—	(17)	—
Other movements	—	—	—	—	—	—	119	(115)
31 December 2020	(6,830)	(504)	(18)	179	573	(6,600)	(5,150)	47,191